Ordinary dividends	12 Months Ended
Dec. 31, 2022
Disclosure of Dividends [abstract]
Ordinary dividends
8. Ordinary dividends
Amounts recognised as distributions to equity holders in the year:

	2022		2021		2020		2022	2021	2020
Per share	Pence per share						£m	£m	£m
2021 Final dividend	18.70	p	14.00	p	—	p	203.5	167.7	—
2022 Interim dividend	15.00	p	12.50	p	10.00	p	161.9	147.0	122.0
	33.70	p	26.50	p	10.00	p	365.4	314.7	122.0
Proposed final dividend for the year ended 31 December 2022:

	2022		2021		2020
Per share	Pence per share
Final dividend	24.40	p	18.70	p	14.00	p
The payment of dividends will not have any tax consequences for the Group.
Final dividends are paid in the subsequent year to which they relate.